Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Minimal rentals payable under operating leases [abstract]
Discounted operating lease commitments under IAS 17		$ 8,915
Discounted impact of renewal options that are reasonably certain to be exercised		1,928
Operating Lease Liabilities	$ 10,583	$ 10,843
Incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		2.00%
No Later than 1 Year [Member]
Minimal rentals payable under operating leases [abstract]
Operating Lease Liabilities	3,249
Later than 1 Year and no Later than 5 Years [Member]
Minimal rentals payable under operating leases [abstract]
Operating Lease Liabilities	6,377
Later than 5 Years [Member]
Minimal rentals payable under operating leases [abstract]
Operating Lease Liabilities	$ 957
Bottom of Range [Member]
Minimal rentals payable under operating leases [abstract]
Remaining lease term	1 year
Top of Range [Member]
Minimal rentals payable under operating leases [abstract]
Remaining lease term	8 years